Document and Entity Information	12 Months Ended
Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Kimber Resources Inc.
Entity Central Index Key	0001294662
Trading Symbol	kbx
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	77,185,086
Document Type	20-F
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Jun. 30, 2010
Current assets
Cash and cash equivalents	$ 8,401,429	$ 4,560,493
Amounts receivable (note 4)	1,078,794	355,471
Prepaid expenses	127,508	130,953
Assets, Current, Total	9,607,731	5,046,917
Equipment (note 5)	549,084	497,960
Unproven mineral right interests (Schedule, note 3)	48,839,128	42,647,361
Assets, Total	58,995,943	48,192,238
Current liabilities
Accounts payable	1,631,757	348,627
Accrued liabilities	283,259	193,000
Liabilities, Current, Total	1,915,016	541,627
Share capital
Authorized: Unlimited number of common shares without par value Issued and outstanding: 77,185,086 common shares (2010; 68,010,586 common shares)	74,543,371	63,556,255
Contributed surplus	5,506,745	4,089,747
Deficit, accumulated during the exploration stage	(22,969,189)	(19,995,391)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total	57,080,927	47,650,611
Liabilities and Equity, Total	$ 58,995,943	$ 48,192,238

Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Statement Of Financial Position [Abstract]
Common stock, par value (in dollars per share)
Common stock, shares issued	77,185,086	68,010,586
Common stock, shares Outstanding	77,185,086	68,010,586

Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended			197 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011
Expenses
Amortization of equipment	$ 15,632	$ 22,514	$ 26,069	$ 199,450
Foreign exchange loss	113,374	3,766	9,997	186,420
General exploration	71,038	147,169		417,713
Interest and bank charges	3,098	4,416	3,387	88,243
Investor relations	193,203	109,387	43,397	1,429,421
Legal, consulting and audit	527,730	462,367	505,533	3,439,600
Office, insurance and miscellaneous	250,437	264,217	279,441	1,817,524
Rent	207,191	194,445	197,722	1,213,319
Salaries and benefits	1,474,461	1,346,601	1,267,171	12,422,499
Transfer and filing fees	139,468	152,575	103,915	909,261
Travel and accommodation	34,831	56,952	55,330	721,539
Write-down of unproven mineral right interests (Note 3)		1,369,533		1,369,533
Other expenses				110,897
Net loss before other items	(3,030,463)	(4,133,942)	(2,491,962)	(24,325,419)
Other items
Investment income	40,366	7,328	74,611	1,198,505
Other income	16,299		26,346	157,725
Net loss for the year	$ (2,973,798)	$ (4,126,614)	$ (2,391,005)	$ (22,969,189)
Loss per share, basic and diluted (note 2(g)) (in dollars per share)	$ (0.04)	$ (0.06)	$ (0.04)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	73,104,638	64,200,830	61,120,045

Consolidated Statement of Shareholders' Equity (USD $)	Share capital	Contributed Surplus	Deficit During Exploration Stage	Total
Balance at Jun. 30, 2008	$ 52,032,205	$ 3,541,767	$ (13,477,772)	$ 42,096,200
Balance (in shares) at Jun. 30, 2008	57,886,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year			(2,391,005)	(2,391,005)
Shares issued on private placement of common shares and warrants	4,824,985	175,015		5,000,000
Shares issued on private placement of common shares and warrants (in shares)	4,000,000
Share issue costs	(350,804)	(12,724)		(363,528)
Stock-based compensation		428,398		428,398
Shares issued on exercise of stock options	146,000			146,000
Shares issued on exercise of stock options (in shares)	200,000
Transfer from contributed surplus on exercise of options and warrants	101,260	(101,260)
Balance at Jun. 30, 2009	56,753,646	4,031,196	(15,868,777)	44,916,065
Balance (in shares) at Jun. 30, 2009	62,086,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year			(4,126,614)	(4,126,614)
Share issue costs	(425,857)			(425,857)
Stock-based compensation		551,106		551,106
Shares issued on exercise of stock options	2,166			2,166
Shares issued on exercise of stock options (in shares)	3,333
Transfer from contributed surplus on exercise of options and warrants	492,555	(492,555)
Shares issued on exercise of warrants	2,884,167			2,884,167
Shares issued on exercise of warrants (in shares)	2,307,333
Shares issued on public offering	3,849,578			3,849,578
Shares issued on public offering (in shares)	3,613,300
Balance at Jun. 30, 2010	63,556,255	4,089,747	(19,995,391)	47,650,611
Balance (in shares) at Jun. 30, 2010	68,010,586
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year			(2,973,798)	(2,973,798)
Share issue costs	(1,028,621)	(56,262)		(1,084,883)
Stock-based compensation		694,922		694,922
Shares issued on exercise of stock options	57,075			57,075
Shares issued on exercise of stock options (in shares)	79,500
Transfer from contributed surplus on exercise of options and warrants	27,338	(27,338)
Shares issued on exercise of warrants	18,000			18,000
Shares issued on exercise of warrants (in shares)	10,000
Shares issued on public offering	12,059,405	659,595		12,719,000
Shares issued on public offering (in shares)	9,085,000
Broker warrants issued on public offering	(146,081)	146,081
Balance at Jun. 30, 2011	$ 74,543,371	$ 5,506,745	$ (22,969,189)	$ 57,080,927
Balance (in shares) at Jun. 30, 2011	77,185,086

Consolidated Statements of Cash Flows (USD $)	12 Months Ended			197 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011
Operating Activities
Net loss	$ (2,973,798)	$ (4,126,614)	$ (2,391,005)	$ (22,969,189)
Items not involving cash:
Amortization of equipment	15,632	22,514	26,069	199,450
Interest on loan payable				25,000
Loss on disposal of investments				96,404
Stock-based compensation	694,922	551,106	428,398	4,971,743
Gain on sale of equipment	(11,503)		(5,724)	(17,227)
Impairment of unproven mineral right interests		1,369,533		1,369,533
Gain on settlement of loans payable				(66,547)
Net changes in non-cash working capital items:
Amounts receivable	(43,292)	(6,602)	840	(978,065)
Prepaid expenses	462	15,212	(30,003)	(95,523)
Accounts payable and accrued liabilities	93,647	67,334	(3,935)	1,749,965
Due to/from related parties				(25,711)
Net Cash Provided by (Used in) Operating Activities	(2,223,930)	(2,107,517)	(1,975,360)	(15,740,167)
Investing Activities
Redemption of preferred shares				103,596
Purchase of equipment	(157,493)	(15,562)	(176,453)	(1,488,268)
Proceeds on disposal of equipment	12,613		14,711	27,324
Expenditures on unproven mineral right interests	(5,499,446)	(3,082,058)	(3,152,535)	(49,313,120)
Net Cash Provided by (Used in) Investing Activities	(5,644,326)	(3,097,620)	(3,314,277)	(50,670,468)
Financing Activities
Deferred initial public offering costs				(127,755)
Common shares issued by private placement			5,000,000	55,092,586
Common shares issued by public offering	12,719,000	3,849,578		16,568,578
Common shares issued upon exercise of options	57,075	2,166	146,000	1,243,804
Common shares issued upon exercise of warrants	18,000	2,884,167		5,722,166
Advance on share subscriptions				16,750
Share issuance costs	(1,084,883)	(425,857)	(363,529)	(3,880,463)
Loans payable				176,398
Net Cash Provided by (Used in) Financing Activities	11,709,192	6,310,054	4,782,471	74,812,064
Increase (decrease) in cash and cash equivalents	3,840,936	1,104,917	(507,166)	8,401,429
Cash and cash equivalents - beginning of year	4,560,493	3,455,576	3,962,742
Cash and cash equivalents - end of year	8,401,429	4,560,493	3,455,576	8,401,429
Non-cash investing and financing activities:
Amounts receivable for unproven mineral right interests	(680,031)	(189,578)	722,659	(1,014,414)
Accounts payable and accrued liabilities for unproven mineral right interests	1,279,741	80,732	(419,260)	1,566,973
Prepaid expenses for unproven mineral right interests	2,983	(3,284)		(31,985)
Amortization capitalized to unproven mineral right interests	89,621	103,281	151,155	727,115
Transfer of contributed surplus upon exercise of stock options	25,850	715	101,260	822,339
Transfer of contributed surplus upon exercise of warrants	1,488	491,840		494,328
Broker warrants issued on public offering	146,081			146,081
Cash and cash equivalents is comprised of:
Cash	2,325,786	1,129,164	456,006	2,325,786
Treasury bills	6,075,643	3,431,329	2,999,570	6,075,643
Cash and Cash Equivalents, at Carrying Value	$ 8,401,429	$ 4,560,493	$ 3,455,576	$ 8,401,429

NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Jun. 30, 2011
Nature Of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Kimber Resources Inc. (“Kimber” or the “Company”) is incorporated in British Columbia, Canada, and is involved in the acquisition and exploration of mineral right interests in Mexico. At the date of these consolidated financial statements, Kimber has not yet determined whether any of its mineral rights contain economically recoverable mineral reserves. Accordingly, the carrying amount of unproven mineral right interests represents cumulative expenditures incurred to date and does not necessarily reflect present or future values. The recovery of these costs is dependent upon the discovery of economically recoverable mineral reserves and the ability of Kimber to obtain the necessary financing to complete their exploration and development and to resolve any environmental, regulatory, or other constraints.

Although Kimber has taken steps to verify title to the properties in which it has an interest, in accordance with industry standards for properties in the exploration stage, these procedures do not guarantee Kimber’s title. Property title may be subject to unregistered prior agreements and non-compliance with regulatory requirements.

Kimber does not generate cash flow from operations and accordingly, Kimber will need to raise additional funds through future issuance of securities. Although Kimber has been successful in raising funds in the past, there can be no assurance Kimber will be able to raise sufficient funds in the future, in which case Kimber may be unable to meet its obligations as they come due in the normal course of business. Kimber has not determined whether any of its properties contain mineral reserves that are economically recoverable. It is not possible to predict whether financing efforts will be successful or if Kimber will attain profitable level of operations. Since inception, Kimber has incurred cumulative losses of  $22,969,189 as at June 30, 2011 (2010;  $19,995,391, 2009;  $15,868,777) and a net loss of  $2,973,798 (2010;  $4,126,614, 2009;  $2,391,005) for the year ended June 30, 2011. These factors may cast substantial doubt regarding Kimber’s ability to continue as a going concern. Should Kimber be unable to realize its assets and discharge its liabilities in the normal course of business, the net realizable value of its assets may be materially less than the amounts on the balance sheet.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a) Basis of Presentation

These consolidated financial statements have been prepared by management in accordance with Canadian generally accepted accounting principles (“GAAP”). Material measurement and disclosure differences between Canadian GAAP and United States GAAP are disclosed in note 13.

These consolidated financial statements include the accounts of Kimber, and its wholly owned Mexican subsidiaries, Minera Monterde, S. de R.L de C.V., Minera Pericones, S.A. de C.V. and Kimber Resources de Mexico, S.A. de C.V. Intercompany balances and transactions are eliminated on consolidation.

Variable Interest Entities (“VIEs”), which include, but are not limited to, special purpose entities, trusts, partnerships, and other legal structures, as defined by the Accounting Standards Board in Accounting Guideline “Consolidation of Variable Interest Entities ” (“AcG 15”), are entities in which equity investors do not have the characteristics of a “controlling financial interest” or there is not sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. VIEs are subject to consolidation by the primary beneficiary who will absorb the majority of the entities’ expected losses and/or expected residual returns. Kimber has not identified any VIEs in which Kimber has an interest at June 30, 2011.

b) Measurement Uncertainties

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, and the reported amounts of expenses incurred during the reporting period. Significant areas requiring the use of management estimates relate to the determination of environmental obligations, stock-based compensation, impairment of unproven mineral right interests and amortization. Actual results could differ from those estimates.

c) Cash Equivalents

Canadian and U.S. Government Treasury bills maturing within 90 days of the original date of acquisition are considered to be cash equivalents.

d) Equipment

Equipment is carried at cost less accumulated amortization. Amortization is provided over the estimated useful life of the equipment using the declining balance method at an annual rate of 20% for office fixtures and equipment, 30% for computer equipment, 25% for camp vehicles, 100% for computer software, and 10% for camp and equipment.

Equipment is assessed for impairment when events and circumstances warrant. The carrying value of equipment is impaired when the carrying amount exceeds the fair value. In that event, the amount by which the carrying value of impaired equipment exceeds its discounted estimated future cash flows is charged to results from operations.

e) Unproven Mineral Right Interests

Mineral right acquisition costs, exploration and direct field costs are deferred until the rights to which they relate are placed into production, at which time these deferred costs will be amortized over the estimated useful life of the rights upon commissioning the property, or written-off if the rights are disposed of, impaired or abandoned. Management reviews the carrying amounts of mineral rights on a periodic basis and will recognize impairment based upon current exploration results and upon assessment of the probability of profitable exploitation of the rights. Management’s assessment of the mineral right’s fair value is also based upon a review of other mineral right transactions that have occurred in the same geographic area as that of the rights under review. Administration costs and other exploration costs that do not relate to a specific mineral right are expensed as incurred.

Costs include the cash consideration and the fair value of shares issued on the acquisition of mineral rights. Other acquisition costs include on-going tax and other payments for the maintenance of the concessions. Rights acquired under option or joint venture agreements, whereby payments are made at the sole discretion of Kimber, are recorded in the accounts when the payments are made. Proceeds from property option payments received by Kimber are netted against the deferred costs of the related mineral rights, with any excess being included in operations. No option payments were received during the years ended June 30, 2011 and 2010.

f) Translation of Foreign Currencies

Kimber’s functional and reporting currency is the Canadian dollar. Kimber’s wholly owned Mexican subsidiaries are integrated foreign operations and are translated into Canadian dollars using the temporal method. For Kimber and its subsidiaries, Kimber translates monetary items at the rate of exchange in effect at the balance sheet date. Non-monetary items are translated at average rates in effect during the period in which they were acquired. Expenses are translated at average rates in effect during the period except for amortization, which is translated using historical rates. Gains and losses resulting from the fluctuations in foreign exchange rates are included in results from operations.

g) Loss Per Share

Basic loss per share is computed based upon the weighted average number of common shares outstanding during the year. Diluted earnings per share is disclosed when the exercise or issuance of securities such as stock options and warrants would have a dilutive effect on loss per share. Kimber has a loss per share and accordingly basic and diluted loss per share are the same. All outstanding options and warrants were anti-dilutive at June 30, 2011.

h) Stock-Based Compensation

Stock-based compensation is measured on the grant date at fair value as determined by the Black-Scholes option pricing model using inputs and estimates including volatility of the trading price of Kimber’s stock, the expected lives of awards, the fair value of Kimber’s stock and the risk-free interest rate. The estimated fair values of awards of stock-based compensation are charged to expenses over the applicable vesting period, with corresponding credits recognized as contributed surplus.

i) Valuation of Warrants

Kimber allocates a value, based on relative fair value, to warrants issued which is recorded in contributed surplus. Warrants issued in conjunction with equity are valued on a relative fair value basis using the Black-Scholes option pricing model.

j) Income Taxes

Kimber uses the liability method of accounting for income taxes. Future income tax assets and liabilities are recognized for the income tax consequences attributable to differences between their carrying amounts in the financial statements and their tax bases and tax loss carryforwards. Future income tax assets and liabilities are measured using substantively enacted income tax rates expected to be in effect when the temporary differences are likely to be reversed or settled. The effect of a change in income tax rates on future income tax assets and liabilities is recognized in income in the period that the change occurs. Future income tax assets are recognized to the extent that they are considered more likely than not to be realized. Kimber has taken a full valuation allowance against all of its potential future income tax assets.

k) Asset Retirement Obligations

Asset retirement obligations are legal obligations associated with the retirement of a long-lived asset that results from the acquisition, development or operation of that long-lived asset. The asset retirement obligation is recorded as a liability with a corresponding increase to the carrying amount of the related long-lived asset. Subsequently, the asset retirement cost is allocated to expenses using a systematic and rational method and is adjusted to reflect period-to-period changes in the liability resulting from the passage of time and revisions to either timing or the amount of the original estimate of the undiscounted cash flow. As at June 30, 2011 and 2010, Kimber did not have any material asset retirement obligations.

l) Financial Instruments

Kimber’s financial instruments consist of cash and cash equivalents, amounts receivable, accounts payable and accrued liabilities. Transaction costs associated with held-for-trading financial instruments are expensed as incurred, while transaction costs associated with all other financial instruments are included in the initial carrying amount of the instrument.

m) Adoption of New Accounting Standards

Effective July 1, 2010, Kimber adopted the following new accounting standard issued by the Canadian Institute of Chartered Accountants (“CICA”) Handbook,

i) CICA Handbook Section 1582, “Business Combinations ”, Section 1601, “Consolidated Financial Statements ”, and Section 1602, “Non Controlling Interests ”.

In January 2009, the CICA issued Section 1582, “Business Combinations ”, Section 1601, “Consolidated Financial Statements ”, and Section 1602, “Non Controlling Interests ” to replace Section 1581 and Section 1600. These sections shall be applied prospectively to business combinations on or after the beginning of the first annual reporting period beginning after January 1, 2011 with earlier application permitted. Effective July 1, 2010, Kimber has adopted the new handbook sections, which establish updated standards on the recognition, measurement criteria and presentation for acquisitions, the accounting for assets and liabilities assumed and non-controlling interests. The impact of implementation of these standards did not have a material impact on Kimber’s consolidated financial statements.

n) Recent accounting pronouncements

i) International Financial Reporting Standards (IFRS)

In February 2008, the Canadian Accounting Standards Board confirmed that publicly accountable enterprises will be required to adopt IFRS for fiscal years beginning on or after January 1, 2011, with earlier adoption permitted. Accordingly, the conversion to IFRS will be applicable to Kimber’s reporting effective July 1, 2011, with restatement of comparative information presented. The conversion to IFRS will impact Kimber’s accounting policies, internal control over financial reporting, and disclosure controls and procedures.

UNPROVEN MINERAL RIGHT INTERESTS	12 Months Ended
Jun. 30, 2011
Unproven Mineral Right Interests [Abstract]
UNPROVEN MINERAL RIGHT INTERESTS

3. UNPROVEN MINERAL RIGHT INTERESTS

Kimber’s mineral rights are located in the States of Chihuahua and Estado de Mexico, Mexico.

During the year ended June 30, 2011, Kimber capitalized  $6,191,767 of costs to unproven mineral right interests (2010 -  $1,703,676), net of write downs (Schedule).

Monterde Property

The Monterde Property consists of the Monterde concessions, the contiguous El Coronel concessions and staked concessions. The entire Monterde Property is comprised of 35 mineral concessions totaling 29,296 hectares in the Sierra Madre in the State of Chihuahua, Mexico.

Monterde concessions

Kimber owns a 100% interest in the Monterde concessions having acquired the concessions by payment of consideration of  $1,476,719 (US $1,129,900).

El Coronel concessions

Kimber owns a 100% interest in the El Coronel mineral concessions by having made payments of  $1,206,958 (US $1,000,000).

Staked concessions

Kimber has a 100% interest in concessions that were staked adjacent to the Monterde concessions and El Coronel concessions. There are no payment obligations for these staked concessions aside from semi-annual taxes.

Setago Property

The Setago Property has a property area of 10,069 hectares and lies approximately 24 kilometres to the west of the Monterde Property. Kimber staked one exploration concession in 2006 and two exploration concessions during the year ended June 30, 2008. The property requires no further payments other than for semi-annual taxes.

During the year ended June 30, 2010, the decision was made to discontinue exploration activities on the Setago property based on Kimber’s exploration priorities at Monterde. Capitalized expenditures at the Setago property in the amount of  $124,363 were deemed to be impaired and were written off during the year ended June 30, 2010.

Pericones Property

Kimber owns Pericones, a property in Estado de Mexico, covering a total area of 11,890 hectares. Mapping and sampling commenced on the Pericones property during the year ended June 30, 2008. The property requires no payments other than for semi-annual taxes.

During the year ended June 30, 2010, the decision was made to discontinue exploration activities on the Pericones property based on Kimber’s exploration priorities at Monterde. Capitalized expenditures at the Pericones property in the amount of  $1,245,170 were deemed to be impaired and were written off during the year ended June 30, 2010.

AMOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2011
Receivables [Abstract]
AMOUNTS RECEIVABLE

4. AMOUNTS RECEIVABLE

Amounts receivable at June 30, 2011 and 2010 are comprised primarily of IVA value added tax credits refundable from the Government of Mexico and is currently calculated as 16% of expenditures in Mexico. The increase in the amount of IVA receivable is attributable to the increased exploration expenditure during the current period.

Kimber has been receiving IVA refunds on an ongoing basis and expects to continue to recover outstanding amounts. Kimber has been experiencing delays in obtaining IVA refunds. Subsequent to June 30, 2011, Kimber has received refunds of  $105,809 relating to amounts outstanding for more than nine months.

As at June 30, 2011, IVA of  $180,910 (June 30, 2010;  $19,656) has been outstanding for more than one year. All other amounts receivable are aged within one year.

	2011	2010

IVA tax receivable	$1,009,003	$328,203
HST receivable	58,928	20,888
Other receivables	10,863	6,380
	$1,078,794	$355,471

EQUIPMENT	12 Months Ended
Jun. 30, 2011
Property, Plant and Equipment [Abstract]
EQUIPMENT

5. EQUIPMENT

	2011
	Cost	Accumulated Amortization	Net book value

Camp and equipment	$565,982	$229,331	$336,651
Camp vehicles	205,692	92,754	112,938
Computer equipment	179,607	117,049	62,558
Computer software	72,363	68,886	3,477
Office fixtures and equipment	79,734	46,274	33,460
	$1,103,378	$554,294	$549,084

	2010
	Cost	Accumulated Amortization	Net book value

Camp and equipment	$511,382	$203,205	$308,177
Camp vehicles	222,726	148,998	73,728
Computer equipment	181,117	108,187	72,930
Computer software	70,178	66,486	3,692
Office fixtures and equipment	79,241	39,808	39,433
	$1,064,644	$566,684	$497,960

SEGMENTED INFORMATION	12 Months Ended
Jun. 30, 2011
Segment Reporting [Abstract]
SEGMENTED INFORMATION

6. SEGMENTED INFORMATION

Kimber operates in one operating segment which is mineral exploration.

	2011	2010
Assets by geographic segment, at cost
Canada
Current assets	$8,503,709	$4,638,504
Equipment	49,782	61,346
	8,553,491	4,699,850
Mexico
Current assets	1,104,022	408,413
Equipment	499,302	436,614
Unproven mineral right interests	48,839,128	42,647,361
	50,442,452	43,492,388

	$58,995,943	$48,192,238

SHARE CAPITAL AND RELATED INFORMATION	12 Months Ended
Jun. 30, 2011
Stockholders Equity Note [Abstract]
SHARE CAPITAL AND RELATED INFORMATION

7. SHARE CAPITAL AND RELATED INFORMATION

a) Warrants

	2011
	Warrants Outstanding	Weighted average exercise price	Expiry date	Weighted average remaining life (years)

Balance, beginning of year	2,000,000	$ 1.80	September 24, 2011	0.24
Issued	4,542,500	$ 1.80	December 23, 2012	1.48
Issued	544,050	$ 1.40	December 23, 2012	1.48
Exercised	(10,000)	$ 1.80
Expired	(2,541)	$ 1.80
Balance, end of year	7,074,009	$ 1.77		1.13

	2010
	Warrants Outstanding	Weighted average exercise price	Expiry date	Weighted average remaining life (years)

Balance, beginning of year	6,000,000	$ 1.43		0.88
Exercised	(2,307,333)	$ 1.25
Expired	(1,692,667)	$ 1.25
Balance, end of year	2,000,000	$ 1.80	September 24, 2010	0.24

	2009
	Warrants Outstanding	Weighted average exercise price	Expiry date	Weighted average remaining life (years)

Balance, beginning of year	4,000,000	$ 1.25	March 11,2010	0.70
Issued	2,000,000	$ 1.80	September 24, 2010	1.24
Balance, end of year	6,000,000	$ 1.43		0.88

On September 13, 2010, Kimber announced the extension of the expiry date of the warrants issued in connection with its private placement financing which closed on September 24, 2008. The expiry date of the warrants to purchase 1,997,459 common shares at a purchase price of  $1.80 per share expiring on September 24, 2010 was extended to September 24, 2011. The accounting impact of this extension was not material.

b) Stock Options

On December 12, 2007, the shareholders of Kimber approved the adoption of a new 2007 Stock Option Plan that allows for the grant of stock options up to 10% of the issued and outstanding common shares from time to time, less the number of stock options outstanding under Kimber’s former 2002 Stock Option Plan.

The exercise price is generally set at the closing price on the last trading date preceding the date of their grant and vests in accordance with the determination of the Board of Directors, generally one third on the date of grant and an additional one third at the end of each nine month period thereafter.

Summary of stock option activity:

	2011		2010		2009
	Options Outstanding	Weighted average exercise price	Options Outstanding	Weighted average exercise price	Options Outstanding	Weighted average exercise price

Balance, beginning of year	4,705,715	$ 1.09	4,022,000	$ 1.16	3,132,000	$ 1.44
Granted	1,175,000	1.38	1,137,500	1.15	1,370,000	0.65
Exercised	(79,500)	0.72	(3,333)	0.65	(200,000)	0.73
Forfeited	(124,890)	0.95	(70,452)	0.83	(205,000)	1.97
Expired	(210,000)	1.61	(380,000)	2.12	(75,000)	2.05
Balance, end of year	5,466,325	$ 1.14	4,705,715	$ 1.09	4,022,000	$ 1.16

Exercisable, end of year	4,287,992	$ 1.09	3,497,375	$ 1.13	2,907,000	$ 1.35

The total intrinsic value of options exercised during the years ended June 30, 2011, 2010 and 2009 was  $48,255,  $1,500, and  $104,000, respectively.

As of June 30, 2011, options vested and expected to vest totaled 5,466,325 (June 30, 2010; 4,705,175 and June 30, 2009; 4,022,000) and had an aggregate intrinsic value of  $2,827,627 (June 30, 2010;  $341,825 and June 30, 2009;  $nil).

As of June 30, 2011, options exercisable totaled 4,287,992 (June 30, 2010; 3,497,375 and June 30, 2009; 2,907,000) and had an aggregate intrinsic value of  $2,519,719 (June 30, 2010;  $253,974 and June 30, 2009;  $nil).

Stock options outstanding and exercisable at June 30, 2011 are as follows:

Exercise price	Number outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average remaining life (years)	Expiry date

$ 2.40	150,000	0.05	150,000	0.05	July 18, 2011
2.59	100,000	0.36	100,000	0.36	November 9, 2011
2.67	50,000	0.47	50,000	0.47	December 18, 2011
1.95	400,000	0.79	400,000	0.79	April 12, 2012
0.85	25,000	1.23	25,000	1.23	September 20, 2012
0.86	400,000	1.25	400,000	1.25	September 28, 2012
0.78	400,000	1.42	400,000	1.42	November 29, 2012
0.79	500,000	1.62	500,000	1.62	February 12, 2013
0.65	1,203,715	2.59	1,203,715	2.59	January 29, 2014
1.15	1,062,610	3.62	726,777	3.62	February 12, 2015
1.38	1,150,000	4.61	332,500	4.61	February 8, 2016
1.60	25,000	4.95	-	-	June 9, 2016
	5,466,325	2.69	4,287,992	2.23
Weighted average exercise price	$1.14		$1.09

Stock options outstanding at June 30, 2011 include 152,500 performance options which were granted on February 8, 2011 with an exercise price of  $1.38 and 25,000 performance options granted on June 9, 2011 with an exercise price of  $1.60. These options were not exercisable at June 30, 2011.

The weighted average fair value of stock options granted is discussed below and was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

The expected life of options granted is derived from historical data on employee exercise and post-vesting employment termination behaviour. Expected volatility is based on the historical volatility of Kimber’s stock.

	2011	2010	2009
Risk-free interest rate	1.64%	1.21%	1.11%
Estimated share price volatility	81%	82%	72%
Expected lives	3 years	3 years	3 years
Dividend	nil	nil	nil

Stock based compensation expense for the year ended June 30, 2011 was  $694,922 (2010:  $551,106; 2009:  $428,398) and has been included in salaries and benefits for those periods and credited to contributed surplus.

The weighted average grant date fair value of options granted during the year ended June 30, 2011 was  $0.73 (June 30, 2010;  $0.59, June 30, 2009;  $0.31) per option.

For stock options granted and not vested, compensation expense is recognizable in future years as follows:

June 30, 2012	$ 384,159
June 30, 2013	40,782
$ 424,941

c) Private Placements

i) On September 24, 2008, Kimber closed a non-brokered private placement of 4,000,000 units raising gross proceeds of  $5 million. Each unit was priced at  $1.25 and consisted of one common share plus one half of one non-transferable common share purchase warrant. Each whole warrant entitles the holder to purchase one additional common share at a price of  $1.80 per warrant for a period of 24 months from the date on which the units were issued. Finder’s fees of seven per cent of certain of the proceeds were paid, totaling  $332,500.

Kimber allocated  $175,015 to contributed surplus related to the value of the warrants which were issued as part of the private placement. The value of the warrants was calculated using the Black-Scholes model with the following assumptions, risk free interest rate 2.93%, expected share price volatility 35%, expected life of warrant two years.

ii) On February 10, 2010, Kimber completed a public offering of common shares. Subscription agreements were received for 3,142,000 common shares on this date. Gross proceeds of the offering were  $3,365,082 (US $3,142,000). The placement agent’s commission was 4.5%, for a commission amount of  $151,429 (US $141,390) resulting in net proceeds of  $3,213,653 (US $3,000,610). On March 8, 2010, Kimber announced the close of the sale of 471,300 common shares pursuant to the exercise in full of the agent’s over-allotment option, for gross proceeds of  $484,496 (US $471,300). The placement agent’s commission was 4.5%, for a commission amount of  $21,787 (US $21,209) for net proceeds of  $462,709 (US $450,091). Total gross proceeds of the public offering were  $3,849,578 (US $3,613,300). The remaining expenses of the offering were  $425,857 resulting in net proceeds of  $3,423,721.

iii) On December 23, 2010, Kimber closed a  $12,719,000 offering consisting of 9,085,000 units issued at a price of  $1.40 per unit. Each unit consisted of one common share of Kimber and one-half of one common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of Kimber for a period of two years following the closing at a price of  $1.80. Kimber allocated  $659,595 to contributed surplus for the relative value of the warrants which were issued as part of the offering. The value of the warrants was calculated using the Black-Scholes model with the following assumptions, risk free interest rate of 1.70%, expected share price volatility of 35%, expected life of warrant of 2 years, and a dividend yield of nil.

The underwriters received a cash commission of 6.5% of the gross proceeds raised through the offering, except with respect to the sale of 715,000 units to certain purchasers introduced by Kimber (“President’s List”) in which a cash commission of 4% was paid to the underwriters. The underwriters also received 544,050 warrants equal to 6.5% of the units issued through the offering, excluding the units deemed as part of the President’s List. Each underwriter warrant entitles the holder to purchase one common share of Kimber for a period of two years following the closing at a price of  $1.40. Total share issue costs of  $1,230,964 were incurred related to the offering, which includes the commissions of  $801,710, the fair value of the underwriter warrants of  $146,081, and other issue costs of  $283,173.

The value of the underwriter warrants was calculated using the Black-Scholes model with the following assumptions, risk free interest rate of 1.70%, expected share price volatility of 35%, expected life of warrant of 2 years, and a dividend yield of nil. The issue costs, net of the underwriter warrants, totaling  $1,084,883, were allocated  $1,028,621 to share capital and  $56,262 to contributed surplus respectively.

CAPITAL MANAGEMENT	12 Months Ended
Jun. 30, 2011
Capital Management [Abstract]
CAPITAL MANAGEMENT

8. CAPITAL MANAGEMENT

The capital structure of Kimber consists of equity attributable to common shareholders comprising issued capital, contributed surplus and deficit. Total capital as at June 30, 2011 was  $57,080,927 (June 30, 2010;  $47,650,611). Kimber has no externally imposed capital requirements.

Kimber’s objectives when managing capital are to ensure there are adequate capital resources to safeguard Kimber’s ability to continue as a going concern, maintain adequate levels of funding to support the acquisition, exploration and development of mineral properties, maintain investor, creditor and market confidence to sustain future development of the business, and provide returns to shareholders and benefits for other stakeholders.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Jun. 30, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Kimber has designated its cash and cash equivalents as held-for-trading, which are measured at fair value. Amounts receivable are classified as loans and receivables, which are measured at amortized cost. Accounts payable and accrued liabilities are classified as other financial liabilities, which are measured at amortized cost. The carrying values of these financial instruments approximate fair values due to the short-term nature of these instruments.

Kimber manages its exposure to financial risks, including liquidity risk, foreign exchange rate risk, interest rate risk, credit risk and equity price risk in accordance with its risk management framework. (Note 10)

(a) Fair value

Fair value is the amount of the consideration that would be agreed upon in an arm’s length transaction between knowledgeable, willing parties who are under no compulsion to act.

The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 – Quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liabilities.

Level 3 – Prices or valuation techniques that require inputs that are both significant to fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth Kimber’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy. As at June 30, 2011, those financial assets are classified in their entirety based on the level of input that is significant to the fair value measurement.

	Total	Level 1
Financial Assets
Cash and cash equivalents	$ 8,401,429	$ 8,401,429

FINANCIAL RISK EXPOSURE AND RISK MANAGEMENT	12 Months Ended
Jun. 30, 2011
Risks and Uncertainties [Abstract]
FINANCIAL RISK EXPOSURE AND RISK MANAGEMENT

10. FINANCIAL RISK EXPOSURE AND RISK MANAGEMENT

Kimber is exposed in varying degrees to a number of risks arising from financial instruments. Management’s close involvement in the operations allows for the identification of risks and variances from expectations. Kimber does not participate in the use of financial instruments to mitigate these risks and has no designated hedging transactions.

The types of risk exposures and the way in which such exposures are managed are as follows:

a) Concentration Risk

Concentration risks exist in cash and cash equivalents because significant balances are maintained with one financial institution. As at June 30, 2011, over 99% (2010: 98%) of cash and cash equivalents were invested with one financial institution in cash and Canadian and U.S. Government Treasury Bills with maturities of less than 90 days.

b) Credit Risk

Credit risk primarily arises from Kimber’s cash and cash equivalents and amounts receivable. The maximum risk exposure is limited to their carrying amounts at the balance sheet date. Cash and cash equivalents are held as cash deposits or invested in Treasury bills with various maturity dates. Kimber does not invest in asset-backed securities and does not expect any credit losses. Kimber periodically assesses the quality of its deposits.

Amounts receivable consists primarily of paid value added tax recoverable (“IVA”) (Note 4) from the Mexican Government for Mexican expenditures. Kimber regularly reviews the collectability of its amounts receivable.

c) Liquidity Risk

Liquidity risk is the risk that Kimber may not be able to meet its financial obligations as they become due (Note 1). Kimber ensures that there is sufficient cash and cash equivalents to meet its business requirements on a timely basis. Kimber prepares regular budgets which are approved by the Board of Directors and also prepares cash flow forecasts on a regular basis.

The following table details Kimber’s expected remaining contractual maturities for its financial liabilities. The table is based on the undiscounted cash flows of financial liabilities based on the earliest date on which Kimber can be required to satisfy the liabilities.

	Less than 1 month	1-3 months	Total
At June 30, 2011
Accounts payable	$1,631,757	-	$1,631,757
Accrued liabilities	-	$283,259	$283,259

At June 30, 2010
Accounts payable	$348,627	-	$348,627
Accrued liabilities	-	$193,000	$193,000

d) Currency Risk

The operating results and financial position of Kimber are reported in Canadian dollars. Certain of Kimber’s financial instruments and transactions are denominated in currencies other than the Canadian dollar. The results of Kimber’s operations are subject to currency transaction and translation risk.

Kimber’s exploration and some administration costs are incurred in Mexico and are denominated in Mexican pesos or US dollars. The fluctuation of the US dollar and Mexican peso in relation to the Canadian dollar will consequently impact Kimber’s operating results and may affect the value of Kimber’s assets and the amount of the shareholders’ equity. Kimber does not currently hedge its exposure to foreign exchange movements.

The majority (2011: 88%, 2010: 60%) of Kimber’s monetary assets are held in Canadian dollars. A 5% change in the US dollar and Mexican peso will affect Kimber as is indicated in the following table.

	2011	2010
Change in Loss
United States dollars	$59,115	$79,409
Mexican pesos	$12,486	$11,595

INCOME TAXES	12 Months Ended
Jun. 30, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

11. INCOME TAXES

Future income tax assets and liabilities of Kimber as at June 30, 2011 and 2010 are as follows:

	2011	2010
Future income tax assets

Losses carried forward	$14,659,000	$13,024,000
Share issue costs	322,000	150,000
Other	82,000	37,000
	15,063,000	13,211,000
Future income tax liability

Unproven mineral property right interests	(9,313,000)	(8,112,000)

	5,750,000	5,099,000
Valuation allowance	(5,750,000)	(5,099,000)

Net future income tax assets	$-	$-

The recovery of income taxes shown in the consolidated statements of operations and deficit differs from the amounts obtained by applying statutory rates to the loss before provision for income taxes due to the following:

	2011	2010	2009
Income tax rate reconciliation

Combined federal and provincial income tax rate	27.50%	29.25%	30.25%

Expected income tax recovery	$(817,000)	$(1,207,000)	$(723,000)
Effect of:
Change in future tax rates and foreign rate differential	167,000	24,000	152,000
Losses and other temporary differences not benefited (recognized)	(125,000)	1,325,000	(578,000)
Non deductible expenses	124,000	122,000	284,000
Change in valuation allowance	651,000	(264,000)	865,000

Actual income tax expense (recovery)	$-	$-	$-

At June 30, 2011, Kimber had non-capital losses of approximately  $15,288,000 in Canada (which expire between 2014 and 2031) and  $38,691,000 in Mexico (which expire between 2012 and 2021) available to reduce taxable income earned during future years. The potential future tax benefits relating to these amounts have not been reflected in the financial statements as their utilization is currently not considered more likely than not of realization.

Non-capital losses will expire in the following years

Tax Year Loss	Canadian Tax Losses	Year of Expiry	Mexican Tax Losses	Year of Expiry

2001	$-		$141,096	2011
2002	-		449,330	2012
2003	-		1,184,742	2013
2004	1,132,212	2014	3,851,438	2014
2005	1,244,311	2025	5,679,015	2015
2006	1,805,259	2026	10,195,830	2016
2007	3,345,513	2027	4,620,256	2017
2008	2,202,252	2028	4,683,641	2018
2009	1,443,141	2029	2,344,167	2019
2010	1,676,255	2030	2,380,053	2020
2011	2,438,225	2031	3,161,286	2021
	$15,287,168		$38,690,854

During 2011 and 2010, Kimber did not recognize any accrued interest or penalties related to unrecognized tax benefits within the statement of operations or balance sheet.

Kimber is subject to taxes in Canada and Mexico. The tax years of Canadian and Mexican tax jurisdictions which remain subject to examination as at June 30, 2011 are: Canada 2006 to 2011; Mexico 2000 to 2011.

COMMITMENTS	12 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

12. COMMITMENTS

Operating Lease

Kimber leases its premises in Vancouver under an operating lease which expires in the fiscal year ending June 30, 2012.  Kimber is obligated to make  $111,367 in basic rental payments under its operating lease for the year ended June 30, 2012.

In addition, Kimber has the obligation to pay its proportionate share of operating costs and taxes for the building. During the year ended June 30, 2011, Kimber expensed  $207,191 in relation to this operating lease (June 30, 2010;  $194,445, June 30, 2009;  $197,722).

DIFFERENCES BETWEEN CANADIAN AND UNITED STATES GENERALLY ACCEPTED ACCOUNTING PRINCIPLES (GAAP)	12 Months Ended
Jun. 30, 2011
Differences Between Canadian and United States Generally Accepted Accounting Principles (Gaap) [Abstract]
DIFFERENCES BETWEEN CANADIAN AND UNITED STATES GENERALLY ACCEPTED ACCOUNTING PRINCIPLES (GAAP)

13. DIFFERENCES BETWEEN CANADIAN AND UNITED STATES GENERALLY ACCEPTED ACCOUNTING PRINCIPLES (GAAP)

These consolidated financial statements have been prepared in accordance with Canadian generally accepted accounting principles (“Canadian GAAP”). A description of United States generally accepted accounting principles and practices (collectively “US GAAP”) that result in material measurement and disclosure differences from Canadian GAAP are as follows:

a) The effect of the differences between Canadian GAAP and US GAAP on the significant captions on Kimber’s balance sheets, statements of operations and comprehensive loss and statements of cash flows is summarized as follows.

	For the years ended June 30,
	Inception to June 30, 2011	2011	2010	2009
(i) Operations
Net loss - Canadian GAAP	$(22,969,189)	$(2,973,798)	$(4,126,614)	$(2,391,005)
Unproven Mineral Right Interests expensed under US GAAP (b)	(45,724,374)	(6,087,922)	(1,590,299)	(3,526,492)
Net loss and comprehensive loss - US GAAP	$(68,693,563)	$(9,061,720)	$(5,716,913)	$(5,917,497)
Net loss per share, basic and diluted - US GAAP		$(0.12)	$(0.09)	$(0.10)

(ii) Assets
Total Assets - Canadian GAAP	$58,995,943	$58,995,943	$48,192,238	$45,309,626
Unproven Mineral Right Interests expensed under US GAAP (b)	(45,724,374)	(45,724,374)	(39,636,452)	(38,046,153)
Total Assets - US GAAP	$13,271,569	$13,271,569	$8,555,786	$7,263,473

(iii) Deficit
Closing deficit - Canadian GAAP	$(22,969,189)	$(22,969,189)	$(19,995,391)	$(15,868,777)
Adjustment to deficit for accumulated Unproven Mineral Right Interests expensed under US GAAP (b)	(45,724,374)	(45,724,374)	(39,636,452)	(38,046,153)
Closing deficit - US GAAP	$(68,693,563)	$(68,693,563)	$(59,631,843)	$(53,914,930)

(iv) Cash Flows – Operating Activities
Cash applied to operations - Canadian GAAP	$(15,740,167)	$(2,223,930)	$(2,107,517)	$(1,975,360)
Unproven Mineral Right Interests expensed under US GAAP (b)	(45,724,374)	(6,087,922)	(1,590,299)	(3,526,492)
Cash applied to operations - US GAAP	$(61,464,541)	$(8,311,852)	$(3,697,816)	$(5,501,852)

(v) Cash Flows – Investing Activities
Cash applied - Canadian GAAP	$(50,670,468)	$(5,644,326)	$(3,097,620)	$(3,314,277)
Add Unproven Mineral Right Interests expensed - US GAAP (b)	45,724,374	6,087,922	1,590,299	3,526,492
Cash applied under US GAAP	$(4,946,094)	$443,596	$(1,507,321)	$212,215

In addition, as at June 30, 2011 and 2010, unproven mineral right interests would have been  $3,114,754 and  $3,010,909 respectively under US GAAP, representing capitalized acquisition costs.

a) (continued)

The components of shareholders’ equity under US GAAP would be as follows:

	2011	2010	2009
Shareholders’ Equity
Common shares	$74,543,371	$63,556,255	$56,753,646
Additional paid-in capital	5,506,745	4,089,747	4,031,196
Deficit	(68,693,563)	(59,631,843)	(53,914,930)
Total shareholders’ equity	$11,356,553	$8,014,159	$6,869,912

b) Unproven Mineral Right Interests

Under Canadian GAAP, mineral exploration expenditures can be deferred on prospective mineral rights until mine development and construction commences at which time such costs form part of the mineral property costs and are amortized over the life of the mine. If the property or rights are abandoned, or if management’s assessments of the probability of profitable exploitation of the property are not favourable, the mineral right interest is written off. For Canadian GAAP purposes, Kimber’s policy is to capitalize all expenditures associated with the prospective properties and rights including payments made to maintain Kimber’s right to explore these properties and earn its future rights and options to acquire these concessions once all requirements under the option agreements have been satisfied. In addition, Kimber would include proceeds from property option payments received by Kimber in unproven mineral right interests.

Under US GAAP, expenditures incurred to acquire interests in mineral properties or concessions are capitalized. However, all exploration and evaluation expenditures are expensed. Accordingly, as at June 30, 2011, 2010 and 2009, unproven mineral right interests would have been reduced by  $45,724,374,  $39,636,452, and  $38,046,153 respectively and for the years ended June 30, 2011, 2010 and 2009, net loss would have increased by  $6,087,922,  $1,590,299, and  $3,526,492 respectively for US GAAP purposes.

Under US GAAP, proceeds from property option payments would be included in other income. Since no option payments have been received during the reporting periods, there is no difference to report between Canadian and US GAAP.

For Canadian GAAP, cash flows relating to mineral property costs are reported as investing activities. For US GAAP, these costs would be characterized as operating activities.

c) Income Taxes

Under Canadian GAAP, future tax assets and liabilities are recorded at substantively enacted tax rates. Under US GAAP, deferred tax assets and liabilities are recorded at enacted tax rates. There were no significant differences between enacted and substantively enacted tax rates for any of the periods presented.

FASB issued FIN 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 10, (now ASC 740), which prescribes a recognition threshold and measurement criteria for the financial statement recognition of a tax position taken or expected to be taken in a tax return. Kimber is required to determine whether it is more likely than not that a tax position will be sustained upon examination and such positions that meet this threshold will be measured at the most likely amount to be realized upon settlement.

Kimber has reviewed its tax positions and determined that the application of FIN 48 does not result in any material adjustment for US GAAP purposes.

During 2011 and 2010, Kimber did not recognize any accrued interest or penalties related to unrecognized tax benefits within the statement of operations or balance sheet.

d) Stock-Based Compensation

For US GAAP purposes, all share-based payments to employees, including grants of employee stock options, are recognized in results from operations based on the fair values of options expected to vest. In calculating compensation to be recognized, US GAAP requires Kimber to estimate forfeitures. For Canadian GAAP, Kimber accounts for forfeitures as they occur. The effect of forfeitures is not material. Accordingly no adjustments for any of the periods were required.

SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENT

14. SUBSEQUENT EVENTS

On July 18, 2011, 150,000 Kimber stock options with an exercise price of  $2.40 expired.

On July 26, 2011, Kimber announced the closing of a bought deal private placement. Kimber issued 5,060,000 common shares at a price of  $1.60 per share for gross proceeds of  $8,096,000. The underwriters were paid a cash commission of 6.5% of the gross proceeds. The net proceeds of the offering will be used for exploration and development of the Monterde property.

On September 24, 2011, 1,997,459 Kimber warrants with an exercise price of  $1.80 expired.